Trade accounts receivables - Roll-forward of the expected credit losses (Details) - BRL (R$) R$ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2026	Dec. 31, 2025
Reconciliation of changes in allowance account for credit losses of financial assets [abstract]
Opening Balance	R$ 208,091	R$ 97,934
Aquisition of Subsidiaries	(11,783)
Closing Balance	277,483	208,091
Trade accounts receivable
Reconciliation of changes in allowance account for credit losses of financial assets [abstract]
Opening Balance	131,548	30,300
(Provisions)/Reversals, net	23,920	(119,417)
Utilisation Allowance Account For Credit Losses Financial Assetss	13,028	16,937
Increase Decrease In Allowance Account For Credi tLosses Financial Assets	(6,193)	(1,232)
Closing Balance	R$ 100,190	R$ 131,548